Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information
2.	Segment Information

The Company has five reporting segments: Individual Annuity, Individual Life, Retirement Plans, Mutual Funds and Runoff Operations, as well as an Other category, as follows:

Individual Annuity

Individual Annuity offers variable, fixed market value adjusted (“MVA”), fixed index and single premium immediate annuities and longevity assurance to individuals.

Individual Life

Individual Life sells a variety of life insurance products, including variable universal life, universal life, and term life.

Retirement Plans

Retirement Plans provides products and services to corporations pursuant to Section 401(k) of the Internal Revenue Service Code of 1986 as amended (“the Code”) and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans.

Mutual Funds

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual funds supporting the insurance products issued by The Hartford.

Runoff Operations

Runoff Operations consists of the international annuity business of the former Global Annuity reporting segment as well as certain product offerings previously included in the former Global Annuity and Life Insurance reporting segments. Runoff Operations encompasses the administration of investment retirement savings and other insurance and savings products to individuals and groups outside of the U.S., primarily in Japan and Europe, as well institutional investment products and private placement life insurance. In addition, Runoff Operations includes direct and assumed guaranteed minimum income benefit (“GMIB”), guaranteed minimum death benefit (“GMDB”), guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) which is subsequently ceded to an affiliated captive reinsurer.

Other

The Company includes in an Other category corporate items not directly allocated to any of its reporting segments, intersegment eliminations, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company (“HLA”).

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment’s return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company’s Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company’s reporting segments.

	As of December 31,
Assets	2011	2010
Individual Annuity	$87,141	$99,357
Individual Life	17,095	15,546
Retirement Plans	35,143	33,854
Mutual Funds	182	153
Runoff Operations	79,640	78,870
Other	2,586	3,148

Total assets	$221,787	$230,928

	For the years ended December 31,
Revenues by Product Line	2011	2010	2009
Earned premiums, fees, and other considerations
Individual Annuity
Individual variable annuity	$1,595	$1,707	$1,551
Fixed / MVA and other annuity	56	14	(2)

Total Individual Annuity	1,651	1,721	1,549
Individual Life
Variable life	396	416	503
Universal life	429	367	362
Term life	33	36	37

Total Individual Life	858	819	902
Retirement Plans
401(k)	332	318	286
Government plans	48	41	38

Total Retirement Plans	380	359	324
Mutual Funds
Non-Proprietary	511	519	437
Proprietary	58	61	—

Total Mutual Funds	569	580	437

Runoff Operations	221	254	549

Other	357	333	339

Total premiums, fees, and other considerations	4,036	4,066	4,100

Net investment income	2,566	2,859	2,848
Net realized capital losses	1	(944)	(876)

Total Revenues	$6,603	$5,981	$6,072

Net income (loss) attributable to Hartford Life Insurance Company
Individual Annuity	$101	$364	$(1,710)
Individual Life	85	164	4
Retirement Plans	3	6	(245)
Mutual Funds	98	129	32
Runoff Operations	(3)	(44)	146
Other	(40)	80	(90)

Total net income (loss)	$244	$699	$(1,863)

Net investment income (loss)
Individual Annuity	$769	$813	$770
Individual Life	420	362	304
Retirement Plans	396	364	315
Mutual Funds	1	(1)	(16)
Runoff Operations	941	1,221	1,279
Other	39	100	196

Total net investment income	$2,566	$2,859	$2,848

Amortization of deferred policy acquisition and present value of future profits
Individual Annuity	$162	(34)	2,767
Individual Life	169	101	254
Retirement Plans	84	21	32
Mutual Funds	47	51	50
Runoff Operations	12	22	16
Other	—	—	(2)

Total amortization of DAC	$474	$161	$3,117

	For the years ended December 31,
Income tax expense (benefit)	2011	2010	2009
Individual Annuity	$(214)	$38	$(1,162)
Individual Life	12	77	(29)
Retirement Plans	(52)	(9)	(156)
Mutual Funds	52	51	20
Runoff Operations	(47)	10	80
Other	(24)	20	(30)

Total income tax expense (benefit)	$(273)	$187	$(1,277)